Revenue from contracts with customers	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers

3. Revenue from contracts with customers

Voyage charters and contracts of affreightment: Revenues amounted to $38,230 and $67,525 for the second quarters of 2025 and 2024, respectively, and $81,289 for the first half of 2025, compared to $135,285 for the prior year first half.

Time, bareboat charters and pooling arrangements: Revenues amounted to $155,079 and $146,530 for the second quarters of 2025 and 2024, respectively, and $309,071 for the first half of 2025, compared to $280,359 for the prior year first half.

Unearned revenue: Unearned revenue represents cash received within the reporting period, for which related service has not been provided. It primary relates to charter hire received in advance at the amount of $11,082 as of June 30, 2025 ($23,151 at December 31, 2024) and to revenue resulting from charter agreements with varying rates at the amount of $2,844 as of June 30, 2025 ($14,259 at December 31, 2024).